Trade and other payables (Details) - GBP (£)	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables
Trade payables	£ 302,708,000	£ 192,863,000
Other payables	12,039,000	18,982,000
Accrued expenses	62,271,000	89,016,000
Social security and other taxes	20,595,000	22,073,000
Total trade and other payables	397,613,000	322,934,000
Less: non-current portion
Trade payables	160,649,000	101,301,000
Other payables	492,000	1,046,000
Non-current trade and other payables	161,141,000	102,347,000
Current trade and other payables	236,472,000	220,587,000
Transfer fees and other associated costs	276,626,000	181,545,000
Liabilities from share-based payment transactions	1,632,000	828,000
Gross contractual trade payables pre discounting	317,809,000	196,396,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	160,649,000	101,301,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	80,256,000	54,732,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 80,393,000	£ 46,569,000